Share-based payments - Complex vesting conditional upon listing (Details) - Complex vesting conditional upon listing - employee		6 Months Ended	12 Months Ended
	Nov. 18, 2020	Jun. 30, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee who were granted options	1
Contractual term		2 years	2 years